Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies

(13) Commitments and Contingencies

(a)	Leases

The Company has entered into several operating leases for office space. Rent expense amounted to $1,614, $1,557 and $1,350 during 2015, 2014 and 2013, respectively.

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2015 were as follows:

Operating leasing
Year ending December 31:
2016	$1,547
2017	1,771
2018	1,821
2019	1,873
2020 and thereafter	14,923

Total	$21,935

(b)	Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under the Company’s TMCL II Secured Debt Facility, TMCL IV Secured Debt Facility, TW Revolving Credit Facility, TAP Funding Revolving Credit Facility, 2005-1 Bonds, 2011-1 Bonds, 2012-1 Bonds, 2013-1 Bonds and 2014-1 Bonds. The total balance of these restricted cash accounts was $33,917 and $60,310 as of December 31, 2015 and 2014, respectively.

(c)	Container Commitments

At December 31, 2015, the Company had placed orders with manufacturers for containers to be delivered subsequent to December 31, 2015 in the total amount of $59,181.